Other assets	12 Months Ended
Dec. 31, 2025
Assets, Other [Abstract]
Other assets	14Other assets

Accounting policies
The company recognizes contract assets for revenue earned from installation services because the receipt of consideration is conditional on successful completion of the installation. Upon completion of the installation and acceptance by the customer, the amount recognized as contract assets is reclassified to trade receivables.
Other assets are measured at amortized cost minus any impairment losses.

Other non-current assets
Other non-current assets as of December 31, 2025, were EUR 119 million (2024: EUR 127 million), mainly include prepaid expenses.
Other current assets
Other current assets as of December 31, 2025, totaled EUR 529 million (2024: EUR 588 million), primarily contract assets of EUR 354 million (2024: EUR 349 million) and prepaid expenses of EUR 180 million (2024: EUR
238 million) mainly related to Other, Diagnosis & Treatment and Connected Care segments.